Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Lease Commitments - Future Minimum Payments [Abstract]
July 1 to December 31, 2013	$ 8,544
2014	16,942
2015	16,943
2016	16,844
2017	16,797
Thereafter	182,211
Total minimum annual payments under all non-cancelable operating leases	$ 258,281